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                                                                       USAA LIFE
                                                               INSURANCE COMPANY
                                                         VARIABLE UNIVERSAL LIFE
                                                  ==============================
                                                               Semiannual Report
                                                                   June 30, 2000


[USAA LOGO APPEARS HERE]

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TABLE OF CONTENTS
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PRESIDENT'S MESSAGE......................................................    iii

USAA LIFE VARIABLE UNIVERSAL LIFE INSURANCE
SEPARATE ACCOUNT

Overview of the Variable Universal Life Fund Accounts....................    A-2

USAA LIFE INVESTMENT TRUST

USAA Life Fund Overviews.................................................    B-3
Portfolios of Investments................................................   B-24
Notes to Portfolios of Investments.......................................   B-43
Statements of Assets and Liabilities.....................................   B-44
Statements of Operations.................................................   B-45
Statements of Changes in Net Assets......................................   B-46
Notes to Financial Statements............................................   B-48

SCUDDER VARIABLE LIFE INVESTMENT FUND (VLIF)
CAPITAL GROWTH PORTFOLIO

Letter from the Fund's President.........................................    C-2
Portfolio Management Discussion..........................................    C-3
Performance Update.......................................................    C-4
Portfolio Summary........................................................    C-5
Investment Portfolio.....................................................    C-6
Financial Statements.....................................................    C-9
Financial Highlights.....................................................   C-12
Notes to Financial Statements............................................   C-13

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO

Schedule of Investments..................................................    D-4
Financial Highlights.....................................................    D-6
Statement of Assets and Liabilities......................................    D-7
Statement of Operations..................................................    D-8
Statement of Changes in Net Assets.......................................    D-9
Notes to Financial Statements............................................   D-10

This report is for the information of USAA Life Variable Universal Life policy owners. The USAA Life Variable Universal Life policy is distributed by USAA Investment Management Company, a registered broker dealer.
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TABLE OF CONTENTS, continued
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DEUTSCHE VIT EQUITY 500 INDEX

Letter to Shareholders...................................................    E-2
Schedule of Investments..................................................    E-5
Statement of Assets and Liabilities......................................   E-11
Statement of Operations..................................................   E-12
Statements of Changes in Net Assets......................................   E-13
Financial Highlights.....................................................   E-14
Notes to Financial Statements............................................   E-15

DEUTSCHE VIT SMALL CAP INDEX

Letter to Shareholders...................................................   E-18
Schedule of Investments..................................................   E-21
Statement of Assets and Liabilities......................................   E-43
Statement of Operations..................................................   E-44
Statements of Changes in Net Assets......................................   E-45
Financial Highlights.....................................................   E-46
Notes to Financial Statements............................................   E-47

DEUTSCHE VIT EAFE (R) Equity Index

Letter to Shareholders...................................................   E-50
Schedule of Investments..................................................   E-54
Statement of Assets and Liabilities......................................   E-63
Statement of Operations..................................................   E-64
Statements of Changes in Net Assets......................................   E-65
Financial Highlights.....................................................   E-66
Notes to Financial Statements............................................   E-67

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex Brown LLC, Deutsche Asset Management, Inc. and Deutsche Asset Management Investment Services Limited.

Deutsche VIT Funds are not insured by the FDIC and are not deposits, obligations of or guaranteed by Deutsche Bank.
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     USAA LIFE INSURANCE COMPANY VARIABLE UNIVERSAL LIFE SEMIANNUAL REPORT

                              PRESIDENT'S MESSAGE

                        FROM THE DESK OF JIM MIDDLETON


Your Variable Universal Life* policy provides you with valuable life insurance protection. As an added bonus, your policy offers the potential for future financial growth.

I am pleased to provide you with this mid-year overview of our Variable Universal Life's policy performance and accumulation unit values, as well as USAA Life Investment Trust reports. Please take a moment to review your policy and selected investment asset mix to ensure it matches your personal investment and payment strategy.

Variable Universal Life is purchased because a long-term need for life insurance has been identified. Sometimes its advantages - tax-deferred accumulation and tax-free access to your cash value - are forgotten. Are you making the most of this valuable policy to assist you in later years? Have you maximized its potential?

When it comes to Variable Universal Life, here are some things to consider:

  . Make use of your policy's flexibility by increasing the amount of money you are investing. This could prevent your policy from lapsing when you need it most.

  . By adding money to your policy, you'll make optimum use of its valuable tax-deferral feature.

  . The more you invest in your policy now, the more you will have prepared for your retirement and estate planning goals.

Remember: One of the best ways to plan for retirement is to diversify your portfolio. See page A-2 of this report for accumulation unit values and an overview of the historical performance of your funds. If you would like to discuss your personal financial goals, or learn more about payment strategies, please call us at 1-800-531-4265 (456-9061 in San Antonio).

You may also access information about the value of your contract and the performance of your investment options 24 hours a day, seven days a week by simply calling the toll-free USAA Touchline(R) at 1-800-531-5433.

Sincerely,


/s/ James M. Middleton
---------------------------------------
James M. Middleton, Col., USAF, (Ret.)
President & CEO
USAA Life Insurance Company

*Known in some states as Flexible Premium Variable Life.

 .USAA Life's Variable Universal Life is distributed by USAA Investment Management Company, a registered broker dealer. . The Variable Universal Life insurance policy is subject to surrender charges and possible tax consequences. . This material should be preceded by a USAA Life Variable Universal Life prospectus. . The Variable Universal Life insurance product is subject to market risk, including potential fluctuations in investment return and the potential loss of principal. . A 10% federal penalty tax may apply to withdrawals made before age 59 1/2.


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                                      iii
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                                               USAA LIFE VARIABLE UNIVERSAL LIFE
                                                      INSURANCE SEPARATE ACCOUNT
                                      ==========================================
                                                               SEMIANNUAL REPORT
                                                                   June 30, 2000


                                                                   LOGO OF USAA
                                                                   APPEARS HERE]
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   VARIABLE UNIVERSAL LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE
                                    COMPANY
--------------------------------------------------------------------------------
                                  AN OVERVIEW
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                                                                   June 30, 2000
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
                                                                                                                AUV AVERAGE
                                                                                         ACCUMULATION       ANNUAL TOTAL RETURN
                                                                                          UNIT VALUE                     SINCE
FUND ACCOUNT                                     OBJECTIVE                                  (AUV)        ONE YEAR      INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE                Seeks the highest level of current income consistent                $1.26         3.47%          2.97%
MONEY MARKET             with preservation of capital and maintenance of liquidity                                     (7-day yield
                                                                                                                         is 5.13%)
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE INCOME         Seeks maximum current income without undue risk to principal       $13.89         1.10%         -0.98%
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE GROWTH         Seeks capital growth and current income                            $23.66        -1.52%         18.54%
AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE                Seeks long-term capital appreciation                               $23.82        20.04%         27.22%
WORLD GROWTH
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USAA LIFE                Seeks long-term capital growth, consistent with preservation       $19.64        -1.89%         10.36%
DIVERSIFIED ASSETS       of capital and balanced by current income
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE                Seeks appreciation of capital                                      $28.33        59.69%         80.25%
AGGRESSIVE GROWTH
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE                Seeks capital appreciation with current income as a secondary      $13.24        18.98%         19.78%
INTERNATIONAL            objective
------------------------------------------------------------------------------------------------------------------------------------
SCUDDER VLIF CAPITAL     Seeks to maximize long-term capital growth                         $33.80        23.91%         36.88%
GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN           Seeks long-term capital appreciation                               $36.69        17.50%         39.55%
GROWTH PORTFOLIO
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DEUTSCHE VIT             Seeks to match as closely as possible the performance of the       $13.04         5.28%         24.33%
EQUITY 500 INDEX         S&P 500 Index, before the deduction of Fund expenses
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DEUTSCHE VIT             Seeks to match as closely as possible the performance of the       $10.73        12.08%         24.26%
SMALL CAP INDEX          Russell 2000 Small Stock Index before the deduction of Fund expenses
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE VIT             Seeks to match as closely as possible the performance of the       $12.36        13.62%         18.00%
EAFE(R) EQUITY INDEX     Morgan Stanley Capital International Europe Australia Far
                         East (EAFE(R)) Index before the deduction of Fund expenses
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE OF THE USAA LIFE AGGRESSIVE GROWTH FUND ACCOUNT AND THE DEUTSCHE VIT SMALL CAP INDEX FUND ACCOUNT WILL REFLECT THE VOLATILITY OF INVESTMENTS IN SMALL CAP STOCKS AND INITIAL PUBLIC OFFERINGS.

The 7-day yield more closely reflects the current earnings of the fund account than the total return. An investment in the USAA Life Money Market Fund Account is not insured or guaranteed by the F.D.I.C. or any other government agency. Although the fund seeks to preserve a stable value at $1 per share, it is possible to lose money by investing in the fund account. The 7-day yield reflects the 7-day period ended June 30, 2000.

Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

The performance data quoted represent past performance and do not represent the actual experience of amounts invested by a particular owner. Past performance is not a guarantee of future results. The variable insurance products are subject to market risk, including potential fluctuations in investment return and the potential loss of principal. . Inception date for all variable fund accounts for Variable Universal Life is 8/31/98 when sale of USAA Life's Variable Universal Life insurance policy began. Since inception performance numbers reflect experience since USAA Life began selling the product. All data reflects the actual performance of the underlying funds in which the Life Insurance Separate Account invests, adjusted to reflect a deduction of the M&E risk charge and $5 monthly maintenance charge. M&E charges total 0.75% on an annual basis. THE PERFORMANCE FIGURES ABOVE DO NOT REFLECT THE COST OF INSURANCE PROTECTION AND OTHER INSURANCE POLICY FEES AND, IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. INVESTORS SHOULD ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF THE COST OF INSURANCE, OTHER CHARGES, AND OTHER VARIABLES. . Because accumulation units are part of an insurance policy, actual performance should always be considered in conjunction with the policy's fees, cash value, and death benefit. . This product is not yet available in all states. This product is known in some states as Flexible Premium Variable Life.

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                                      A-2